Related Party Transactions borrowings from major shareholder (Details) (USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2012	Jun. 30, 2012
Borrowings from major shareholder	$ 0	$ 1,370,000
Note issued to Chairman of the board of directors	29,516	0
Interest Percentage	8	8
Notes value matured on March 31, 2012	0	970,000
Notes value matured on June 30, 2012	0	400,000
Shares issued in connection with debt	29,516	1,370,000
Fair value of shares issued in relation to debt	6,275	318,716
Recognition of discount on notes payable	6,275	318,716
Liabilities paid by Chairman on behalf of Company	29,516	0
Fair value of promissory note issued	23,241	0
Amortization of discount	0	324,991
Unamortized Discount on notes	$ 0	$ 0